Contracts with Customers - Performance Obligation Expected Timing of Satisfaction (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 411.8
Performance obligation, period	1 year	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 392.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	19.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 96.7
Performance obligation, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 88.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	8.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 17.1
Performance obligation, period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 15.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 1.8